Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill And Customer Relationship

	Goodwill	Customer relationship s	Total
	S$’000	S$’000	S$’000
Cost:
At 1 January 2022	—	—	—
Recognition on acquisition of subsidiary	1,057	1,867	2,924

At 31 December 2022	1,057	1,867	2,924

Carrying amount:
At 1 January 2022	—	—	—
At 31 December 2022	1,057	1,867	2,924